Derivative Financial Instruments [Text Block]	6 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments [Text Block]
13.    DERIVATIVE FINANCIAL INSTRUMENTS
The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. See Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2019 for a further discussion of the MUFG Group’s use of derivative instruments. During the six months ended September 30, 2019, there was no change in the MUFG Group’s use of derivative instruments that had a material impact on the MUFG Group’s financial position and results of operations.
Derivatives Designated as Hedges
The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered mainly by
 MUFG Americas Holdings whose fiscal period ends on December 31.
Cash Flow Hedges
From time to time, MUFG Americas Holdings uses interest rate derivatives to hedge the risk of changes in cash flows attributable to changes in the designated interest rate on LIBOR indexed loans, and to a lesser extent, to hedge interest rate risk on rollover debt.
MUFG Americas Holdings used interest rate derivatives with an aggregate notional amount of
¥377.3
billion at June 30, 2019 to hedge the risk of changes in cash flows attributable to changes in the designated interest rates from variable rate loans. MUFG Americas Holdings used interest rate derivatives with an aggregate notional amount of
¥7.4
billion at June 30, 2019 to hedge the risk of changes in cash flows attributable to changes in the designated interest rate on
LIBOR indexed short-term borrowings
.

At June 30, 2019, the weighted average remaining life of the active cash flow hedges was

2.8 years.
For cash flow hedges, changes in the fair value of the hedging instruments are
reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. At June 30, 2019, MUFG Americas Holdings expects to reclassify approximately
¥8.6
billion of losses from A
ccumulated OCI
as a reduction to net interest income during the twelve months ending June 30, 2020. This amount could differ from amounts actually realized due to changes in interest rates, hedge terminations and the addition of other hedges subsequent to June 30, 2019.
Fair Value Hedges
MUFG Americas Holdings engaged in an interest rate hedging strategy in which one or more interest rate derivatives were associated with a specified interest bearing liability, in order to convert the liability from a fixed rate to a floating rate instrument. This strategy mitigated the changes in fair value of the hedged liability caused by changes in the designated interest rate, LIBOR.
Prior to December 2018,
for fair value hedges, any ineffectiveness was recognized in noninterest expense in the period in which it arose. The change in the fair value of the hedged item and the hedging instrument, to the extent completely effective, offset with no impact on earnings.
For the six months ended June 30, 2018, MUFG Americas Holdings recorded losses on the hedging instruments and gains on the hedged liability, both of which were less than ¥
1
 billion.

For the six months ended June 30, 2019, MUFG Americas Holdings did not have any fair value hedges.
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2019 and September 30, 2019:

	Notional amounts (1)
	March 31, 2019	September 30, 2019
	(in trillions)
Interest rate contracts	¥1,409.6	¥1,457.5
Foreign exchange contracts	230.5	237.6
Equity contracts	6.4	7.2
Commodity contracts	0.2	0.2
Credit derivatives	7.2	7.8
Others	3.0	3.0

Total	¥1,656.9	¥1,713.3

Note:     (1)     Includes both written and purchased positions.
Impact of Derivatives on the Condensed Consolidated Balance Sheets
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2019 and September 30, 2019:

	Fair value of derivative instruments
	March 31, 2019 (1)(5)			September 30, 2019 (1)(5)
	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)
	(in billions)
Derivative assets:
Interest rate contracts	¥10,108	¥1	¥10,109	¥11,734	¥—	¥11,734
Foreign exchange contracts	2,795	—	2,795	2,967	1	2,968
Equity contracts	188	—	188	149	—	149
Commodity contracts	27	—	27	28	—	28
Credit derivatives	84	—	84	95	—	95
Others	2	—	2	1	—	1

Total derivative assets	¥13,204	¥1	¥13,205	¥14,974	¥1	¥14,975

Derivative liabilities:
Interest rate contracts	¥9,896	¥—	¥9,896	¥11,217	¥—	¥11,217
Foreign exchange contracts	2,671	—	2,671	2,773	3	2,776
Equity contracts	183	—	183	189	—	189
Commodity contracts	27	—	27	26	—	26
Credit derivatives	69	—	69	84	—	84
Others (6)	(136)	—	(136)	(110)	—	(110)

Total derivative liabilities	¥12,710	¥—	¥12,710	¥14,179	¥3	¥14,182

Notes:	(1)
The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

	(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)
The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries
. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.

	(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)
For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.

	(6)	Others mainly include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Condensed Consolidated Statements of Income and Accumulated OCI
The following tables provide more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of income and Accumulated OCI by accounting designation for the six months ended September 30, 2018 and 2019:
Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2018:
Interest rate contracts	¥—	¥(53)	¥(53)
Foreign exchange contracts	(287)	—	(287)
Equity contracts	—	(115)	(115)
Credit derivatives	—	(5)	(5)
Others	(5)	(55)	(60)

Total	¥(292)	¥(228)	¥(520)

Six months ended September 30, 2019:
Interest rate contracts	¥—	¥122	¥122
Foreign exchange contracts	(185)	—	(185)
Equity contracts	—	(58)	(58)
Commodity contracts	—	(15)	(15)
Credit derivatives	—	(23)	(23)
Others	—	(48)	(48)

Total	¥(185)	¥(22)	¥(207)

Gains and losses for derivatives designated as cash flow hedges

	Six months ended September 30,
	2018	2019
	(in billions)
Gains (losses) recognized in Accumulated OCI on derivative instruments
Interest rate contracts	¥(11)	¥8
Foreign exchange contracts	¥—	¥(2)

Total	¥(11)	¥6

Losses reclassified from Accumulated OCI into income (1)
Interest rate contracts	¥(1)	¥(5)
Foreign exchange contracts	¥—	¥(1)

Total	¥(1)	¥(6)

Note:	(1)	Mainly included in Interest income and Interest expense.

Embedded Derivatives
Features embedded in other
non-derivative
hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the accompanying condensed consolidated balance sheets with the host contract.
Credit Derivatives
The MUFG Group enters into credit derivatives to manage its credit risk exposure, to facilitate client transactions, and for proprietary trading purposes, under which they provide the counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. See Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2019 for a more detailed explanation and discussion of credit derivatives.
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2019 and September 30, 2019:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31 , 2019 :	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥378,527	¥1,603,962	¥145,689	¥2,128,178	¥(30,303)
Non-investment grade	112,901	238,330	5,672	356,903	(127)
Not rated	—	5,097	—	5,097	(47)

Total	491,428	1,847,389	151,361	2,490,178	(30,477)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	120,854	—	120,854	(82)
Non-investment grade	—	101,001	—	101,001	(2,010)

Total	—	221,855	—	221,855	(2,092)

Index and basket credit default swaps held by SCHD:
Investment grade (2)	13,000	194,618	8,000	215,618	(3,853)
Non-investment grade	—	—	—	—	—
Not rated	8,863	206,832	3,444	219,139	(3,043)

Total	21,863	401,450	11,444	434,757	(6,896)

Total index and basket credit default swaps sold	21,863	623,305	11,444	656,612	(8,988)

Total credit default swaps sold	513,291	2,470,694	162,805	3,146,790	(39,465)

Other credit derivatives sold (3)
Investment grade	77,693	—	—	77,693	(620)

Total credit derivatives	¥590,984	¥2,470,694	¥162,805	¥3,224,483	¥(40,085)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2019:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥309,164	¥2,106,326	¥204,179	¥2,619,669	¥(53,843)
Non-investment grade	90,915	233,751	6,563	331,229	(1,168)
Not rated	—	10,848	—	10,848	2

Total	400,079	2,350,925	210,742	2,961,746	(55,009)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	74,275	—	74,275	(2)
Non-investment grade	—	98,207	—	98,207	(2,024)
Not rated	—	1,079	—	1,079	—
Total	—	173,561	—	173,561	(2,026)
Index and basket credit default swaps held by SCHD:
Investment grade (2)	¥—	¥24,301	¥831	¥25,132	¥(603)
Non-investment grade	14,000	159,000	9,000	182,000	(3,335)
Not rated	16,491	247,850	3,920	268,261	(5,714)
Total	30,491	431,151	13,751	475,393	(9,652)
Total index and basket credit default swaps sold	30,491	604,712	13,751	648,954	(11,678)
Total credit default swaps sold	430,570	2,955,637	224,493	3,610,700	(66,687)
Other credit derivatives sold (3)
Investment grade	75,544	—	—	75,544	(2,596)
Total credit derivatives	¥506,114	¥2,955,637	¥224,493	¥3,686,244	¥(69,283)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
	(3)	Other credit derivatives primarily consist of total return swaps.
The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥
35
 billion and ¥
2,687
 billion, respectively, at March 31, 2019, and approximately ¥
60
 billion and ¥
3,179
 billion, respectively, at September 30, 2019.
Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features
Certain derivative instruments held by the MUFG Group contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG
Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2019 and September 30, 2019 was approximately ¥0.6 trillion and ¥0.7
trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥85 billion and ¥141
 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥84 billion and ¥56
 billion, respectively, as of March 31, 2019 and ¥68
 billion and ¥78
 billion, respectively, as of September 30, 2019.